Note 14 - Share Settled Debt (Details) - Share Settled Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Share Settled Debt [Abstract]
Hanover Holdings I, LLC	$ 68,743
Accounts payable	3,852
$ 72,595